Schedule of Investments (unaudited)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.7%
Boeing Co.
1.17%, 02/04/23	USD	525	$ 527,176
2.70%, 02/01/27		200	206,727
2.95%, 02/01/30		600	614,339
3.25%, 02/01/35		194	196,158
3.85%, 11/01/48		165	169,321
3.75%, 02/01/50		280	288,806
5.81%, 05/01/50		620	834,911
5.93%, 05/01/60		415	573,056
General Dynamics Corp., 4.25%, 04/01/40		330	403,824
L3Harris Technologies, Inc.
4.40%, 06/15/28		955	1,108,616
4.40%, 06/15/28		980	1,137,637
2.90%, 12/15/29		332	351,616
1.80%, 01/15/31		220	213,333
Lockheed Martin Corp.
4.07%, 12/15/42		530	643,504
2.80%, 06/15/50		100	100,413
Northrop Grumman Corp.
3.20%, 02/01/27		526	572,518
3.25%, 01/15/28		604	659,717
4.75%, 06/01/43		315	406,278
5.25%, 05/01/50		100	140,447
Northrop Grumman Systems Corp., 7.88%, 03/01/26		1,000	1,290,565
Raytheon Technologies Corp.
3.20%, 03/15/24		1,894	2,014,810
6.70%, 08/01/28		225	292,998
4.13%, 11/16/28		820	943,459
6.05%, 06/01/36		220	306,792
6.13%, 07/15/38		230	328,030
4.50%, 06/01/42		452	562,753
4.15%, 05/15/45		245	291,483
4.35%, 04/15/47		252	309,737
3.13%, 07/01/50		95	97,535
			15,586,559
Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 08/05/29		567	614,652
4.25%, 05/15/30		65	75,680
3.25%, 05/15/41		120	123,360
4.10%, 02/01/45		340	388,234
4.55%, 04/01/46		135	163,948
			1,365,874
Airlines — 0.8%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		111	112,038
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29		663	683,222
Series 2019-1, Class B, 3.85%, 02/15/28		381	362,943
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		305	304,860
Delta Air Lines, Inc., 3.80%, 04/19/23		880	913,355
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		252	253,218
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		504	508,051
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 05/01/32		211	211,915
Security		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	USD	985	$ 1,092,891
Series 2020-1, Class B, 4.88%, 01/15/26		296	313,875
			4,756,368
Automobiles — 1.6%
Daimler Finance North America LLC, 0.75%, 03/01/24(a)		170	170,358
Ford Motor Co.
4.75%, 01/15/43		72	76,500
5.29%, 12/08/46		82	91,584
General Motors Co.
5.40%, 10/02/23		40	44,053
6.13%, 10/01/25		160	189,408
6.25%, 10/02/43		580	800,686
5.20%, 04/01/45		244	301,577
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(a)		20	20,412
2.75%, 03/09/28(a)		575	580,173
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		2,535	2,643,928
3.52%, 09/17/25(a)		1,040	1,110,539
4.35%, 09/17/27(a)		645	709,007
4.81%, 09/17/30(a)		600	677,424
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)		665	667,349
1.25%, 11/24/25(a)		930	924,511
			9,007,509
Banks — 16.8%
AIB Group PLC, 4.26%, 04/10/25(a)		1,650	1,777,555
Banco Santander SA
3.85%, 04/12/23		600	634,927
2.75%, 05/28/25		600	632,279
1.85%, 03/25/26		600	606,399
Bank of America Corp.
4.20%, 08/26/24		2,395	2,625,483
4.00%, 01/22/25		909	997,594
4.45%, 03/03/26		1,689	1,918,357
3.42%, 12/20/28		2,210	2,406,932
3.97%, 03/05/29		212	238,976
2.69%, 04/22/32		3,280	3,374,446
4.08%, 04/23/40		185	215,825
2.68%, 06/19/41		315	305,707
4.08%, 03/20/51		1,715	2,049,280
2.83%, 10/24/51		35	34,131
Series L, 3.95%, 04/21/25		790	866,985
Series N, 1.66%, 03/11/27		370	372,940
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)		615	629,824
Barclays PLC
3.65%, 03/16/25		420	454,768
5.20%, 05/12/26		1,000	1,142,140
5.09%, 06/20/30		1,600	1,864,780
3.81%, 03/10/42		445	469,468
BNP Paribas SA
4.71%, 01/10/25(a)		1,645	1,794,689
2.82%, 11/19/25(a)		575	604,981
2.22%, 06/09/26(a)		535	551,375
1.32%, 01/13/27(a)		675	666,822
4.38%, 03/01/33(a)		245	270,725
2.59%, 08/12/35(a)		465	454,265
BPCE SA, 2.38%, 01/14/25(a)		1,195	1,244,278

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	USD	152	$ 161,507
Citigroup, Inc.
5.50%, 09/13/25		232	270,231
3.11%, 04/08/26		415	444,130
3.20%, 10/21/26		500	541,630
4.30%, 11/20/26		1,250	1,411,073
1.12%, 01/28/27		450	443,628
4.45%, 09/29/27		1,100	1,256,746
3.89%, 01/10/28		1,205	1,341,100
4.13%, 07/25/28		250	281,636
4.08%, 04/23/29		25	28,354
2.67%, 01/29/31		100	103,203
4.41%, 03/31/31		815	951,649
2.57%, 06/03/31		1,965	2,020,064
2.56%, 05/01/32		295	300,296
4.75%, 05/18/46		220	279,999
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)		290	319,515
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		400	401,648
Danske Bank A/S
5.00%, 01/12/22(a)		555	567,877
3.00%, 09/20/22(a)		500	502,446
1.17%, 12/08/23(a)		1,340	1,346,723
Discover Bank, 4.68%, 08/09/28		300	318,645
HSBC Holdings PLC
3.26%, 03/13/23		985	1,004,898
3.80%, 03/11/25		430	462,372
4.25%, 08/18/25		500	553,980
2.63%, 11/07/25		510	535,262
4.30%, 03/08/26		280	315,822
2.80%, 05/24/32		725	744,031
Huntington Bancshares, Inc., 4.00%, 05/15/25		355	393,571
ING Groep NV
1.40%, 07/01/26(a)		505	506,237
1.73%, 04/01/27		350	352,988
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)		1,030	1,056,763
3.38%, 01/12/23(a)		1,200	1,249,213
5.02%, 06/26/24(a)		416	452,676
JPMorgan Chase & Co.
0.56%, 02/16/25		700	696,178
2.01%, 03/13/26		885	913,674
2.08%, 04/22/26		1,460	1,509,704
4.13%, 12/15/26		1,160	1,312,094
3.96%, 01/29/27		345	384,194
1.04%, 02/04/27		750	737,672
3.63%, 12/01/27		1,758	1,931,769
3.78%, 02/01/28		1,170	1,299,227
4.01%, 04/23/29		1,215	1,373,604
2.58%, 04/22/32		920	944,233
3.88%, 07/24/38		765	881,254
3.11%, 04/22/41		330	342,356
2.53%, 11/19/41		1,040	991,174
3.16%, 04/22/42		300	312,279
4.95%, 06/01/45		350	463,268
Lloyds Banking Group PLC
1.33%, 06/15/23		905	912,264
2.91%, 11/07/23		400	412,445
0.70%, 05/11/24		1,135	1,138,051
4.45%, 05/08/25		300	336,651
4.58%, 12/10/25		1,975	2,219,181
2.44%, 02/05/26		200	208,565
Security		Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27	USD	500	$ 500,258
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23		1,100	1,175,234
2.05%, 07/17/30		850	847,044
Natwest Group PLC
3.88%, 09/12/23		390	416,616
2.36%, 05/22/24		410	422,445
4.27%, 03/22/25		460	498,955
1.64%, 06/14/27		535	534,933
3.07%, 05/22/28		895	944,460
4.89%, 05/18/29		432	505,919
3.03%, 11/28/35		855	856,368
Nordea Bank Abp, 0.75%, 08/28/25(a)		1,560	1,543,458
PNC Financial Services Group, Inc., 3.45%, 04/23/29		294	328,408
Santander UK Group Holdings PLC
1.67%, 06/14/27		670	668,975
3.82%, 11/03/28		472	519,031
Santander UK PLC, 5.00%, 11/07/23(a)		617	672,641
Societe Generale SA
1.49%, 12/14/26(a)		370	366,639
1.79%, 06/09/27(a)		695	693,310
Standard Chartered PLC
1.32%, 10/14/23(a)		510	514,391
3.79%, 05/21/25(a)		650	698,738
2.82%, 01/30/26(a)		834	875,313
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	543,134
0.95%, 01/12/26		400	395,977
3.54%, 01/17/28		700	773,817
3.04%, 07/16/29		250	268,297
UniCredit SpA
6.57%, 01/14/22(a)		1,555	1,602,990
3.75%, 04/12/22(a)		1,255	1,285,190
2.57%, 09/22/26(a)		605	613,376
1.98%, 06/03/27(a)		980	976,336
3.13%, 06/03/32(a)		985	987,169
Wells Fargo & Co.
4.13%, 08/15/23		350	376,360
0.81%, 05/19/25		655	653,568
3.58%, 05/22/28		1,810	1,994,059
5.61%, 01/15/44		327	446,886
4.40%, 06/14/46		785	946,249
4.75%, 12/07/46		489	618,801
5.01%, 04/04/51		245	335,611
Westpac Banking Corp., 2.67%, 11/15/35		310	304,922
			96,151,559
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		275	348,081
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		430	489,604
4.75%, 01/23/29		194	231,105
4.95%, 01/15/42		20	25,335
4.60%, 04/15/48		120	146,501
4.44%, 10/06/48		535	640,337
5.55%, 01/23/49		724	995,385
4.50%, 06/01/50		575	699,770
4.75%, 04/15/58		750	940,376

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
5.80%, 01/23/59	USD	279	$ 402,825
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		530	554,359
			5,473,678
Biotechnology — 1.8%
AbbVie, Inc.
2.85%, 05/14/23		1,000	1,040,623
3.85%, 06/15/24		1,100	1,193,011
3.80%, 03/15/25		1,215	1,329,023
3.60%, 05/14/25		740	807,486
2.95%, 11/21/26		230	247,238
4.05%, 11/21/39		200	232,285
4.40%, 11/06/42		795	965,337
4.70%, 05/14/45		200	249,049
4.45%, 05/14/46		893	1,078,405
4.88%, 11/14/48		605	779,300
4.25%, 11/21/49		380	455,435
Amgen, Inc.
3.13%, 05/01/25		380	409,211
4.56%, 06/15/48		210	263,973
3.38%, 02/21/50		100	105,579
Gilead Sciences, Inc.
4.80%, 04/01/44		104	131,474
4.50%, 02/01/45		373	456,361
4.75%, 03/01/46		271	343,669
4.15%, 03/01/47		225	264,935
			10,352,394
Capital Markets — 5.2%
Bank of New York Mellon Corp., 3.00%, 10/30/28		80	87,502
CME Group, Inc., 5.30%, 09/15/43		14	20,165
Credit Agricole SA, 3.75%, 04/24/23(a)		275	290,811
Credit Suisse AG, 3.63%, 09/09/24		575	624,693
Credit Suisse Group AG
3.80%, 06/09/23		547	579,698
3.75%, 03/26/25		660	715,906
2.59%, 09/11/25(a)		1,565	1,628,186
2.19%, 06/05/26(a)		1,055	1,080,226
4.19%, 04/01/31(a)		765	859,729
3.09%, 05/14/32(a)		825	849,958
Deutsche Bank AG
2.22%, 09/18/24		2,080	2,136,203
1.45%, 04/01/25		690	694,148
2.13%, 11/24/26		385	390,662
Goldman Sachs Group, Inc.
0.67%, 03/08/24		1,300	1,302,323
3.50%, 01/23/25		257	277,867
3.50%, 04/01/25		368	399,242
4.25%, 10/21/25		860	961,401
1.43%, 03/09/27		1,900	1,894,644
3.81%, 04/23/29		195	218,085
2.60%, 02/07/30		500	518,840
1.99%, 01/27/32		530	514,733
2.62%, 04/22/32		830	847,901
4.41%, 04/23/39		179	217,939
5.15%, 05/22/45		320	427,885
Intercontinental Exchange, Inc., 4.25%, 09/21/48		70	82,413
Morgan Stanley
4.88%, 11/01/22		895	945,526
0.53%, 01/25/24		1,000	999,493
2.19%, 04/28/26		1,430	1,484,771
3.13%, 07/27/26		500	541,739
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
3.63%, 01/20/27	USD	1,270	$ 1,408,201
3.95%, 04/23/27		448	500,581
1.59%, 05/04/27		830	835,873
3.77%, 01/24/29		300	336,698
2.70%, 01/22/31		470	491,997
3.62%, 04/01/31		1,430	1,596,244
4.46%, 04/22/39		156	192,609
3.22%, 04/22/42		115	121,905
4.30%, 01/27/45		705	871,283
Northern Trust Corp., 3.95%, 10/30/25		69	77,751
State Street Corp., 3.78%, 12/03/24		390	420,271
UBS Group AG
1.01%, 07/30/24(a)		975	982,022
1.36%, 01/30/27(a)		370	367,410
			29,795,534
Chemicals — 0.9%
Cabot Corp., 4.00%, 07/01/29		88	95,198
DuPont de Nemours, Inc.
5.32%, 11/15/38		290	383,527
5.42%, 11/15/48		115	159,672
Eastman Chemical Co., 4.80%, 09/01/42		135	164,963
International Flavors & Fragrances, Inc.
1.23%, 10/01/25(a)		1,500	1,491,934
3.47%, 12/01/50(a)		500	519,730
LYB International Finance BV, 4.88%, 03/15/44		172	214,126
LYB International Finance III LLC
2.88%, 05/01/25		1,155	1,225,592
4.20%, 10/15/49		146	165,928
Sherwin-Williams Co.
2.75%, 06/01/22		7	7,136
3.13%, 06/01/24		478	510,571
3.45%, 08/01/25		134	145,933
2.30%, 05/15/30		150	151,739
4.50%, 06/01/47		49	61,290
			5,297,339
Commercial Services & Supplies — 0.4%
GATX Corp., 4.35%, 02/15/24		510	554,757
Republic Services, Inc.
0.88%, 11/15/25		540	534,706
3.95%, 05/15/28		550	625,674
Waste Management, Inc.
1.50%, 03/15/31		260	246,019
2.50%, 11/15/50		130	121,704
			2,082,860
Communications Equipment — 0.5%
Motorola Solutions, Inc.
4.60%, 05/23/29		1,390	1,620,645
2.30%, 11/15/30		260	255,329
2.75%, 05/24/31		760	775,723
			2,651,697
Consumer Finance — 3.0%
Ally Financial, Inc.
1.45%, 10/02/23		345	350,135
5.13%, 09/30/24		17	19,152
8.00%, 11/01/31		74	106,342
American Honda Finance Corp., 1.00%, 09/10/25		1,005	1,003,845
Capital One Bank USA N.A., 3.38%, 02/15/23		250	261,584
Capital One Financial Corp.
3.75%, 07/28/26		173	190,841
3.80%, 01/31/28		425	478,752

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.34%, 03/28/22	USD	855	$ 867,568
5.11%, 05/03/29		320	358,234
General Motors Financial Co., Inc.
3.45%, 01/14/22		545	552,598
3.15%, 06/30/22		95	97,276
5.20%, 03/20/23		2,235	2,406,610
5.10%, 01/17/24		81	89,173
2.90%, 02/26/25		1,287	1,362,339
4.35%, 04/09/25		1,230	1,359,141
Hyundai Capital America
0.80%, 01/08/24(a)		3,050	3,036,660
1.80%, 10/15/25(a)		310	314,535
Sodexo, Inc.
1.63%, 04/16/26(a)		1,125	1,133,146
2.72%, 04/16/31(a)		1,240	1,265,156
Synchrony Financial, 3.95%, 12/01/27		285	317,692
Toyota Motor Credit Corp.
1.15%, 08/13/27		940	928,231
2.15%, 02/13/30		635	650,836
			17,149,846
Containers & Packaging — 0.4%
Berry Global, Inc., 1.57%, 01/15/26(a)		1,175	1,175,352
International Paper Co., 4.35%, 08/15/48		107	132,367
WRKCo, Inc., 3.90%, 06/01/28		710	801,590
			2,109,309
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23		930	986,707
4.50%, 09/15/23		1,100	1,179,503
1.75%, 01/30/26		590	583,076
4.45%, 04/03/26		399	438,186
3.65%, 07/21/27		650	694,384
GE Capital Funding LLC
3.45%, 05/15/25		1,240	1,349,454
4.40%, 05/15/30		650	757,466
GE Capital International Funding Co., 4.42%, 11/15/35		1,691	2,026,632
			8,015,408
Diversified Telecommunication Services — 3.8%
AT&T Inc.
1.70%, 03/25/26		1,325	1,339,001
4.35%, 03/01/29		1,450	1,678,893
2.55%, 12/01/33(a)		390	386,350
4.50%, 05/15/35		1,935	2,271,341
5.25%, 03/01/37		400	503,912
5.35%, 09/01/40		384	495,334
3.50%, 06/01/41		645	670,004
5.15%, 03/15/42		400	501,434
4.90%, 06/15/42		250	301,645
4.75%, 05/15/46		583	708,068
3.50%, 09/15/53(a)		235	236,098
3.55%, 09/15/55(a)		200	200,671
3.80%, 12/01/57(a)		255	265,680
NTT Finance Corp., 1.16%, 04/03/26(a)		1,495	1,491,562
Telefonica Emisiones SAU
4.10%, 03/08/27		300	337,666
4.90%, 03/06/48		510	610,690
Verizon Communications, Inc.
3.38%, 02/15/25		459	498,637
1.45%, 03/20/26		235	236,999
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.88%, 02/08/29	USD	250	$ 285,608
4.02%, 12/03/29		500	573,309
1.50%, 09/18/30		810	773,940
2.55%, 03/21/31		260	265,753
4.50%, 08/10/33		550	657,232
4.27%, 01/15/36		615	731,742
5.25%, 03/16/37		745	977,274
4.81%, 03/15/39		380	481,338
2.65%, 11/20/40		650	625,506
3.40%, 03/22/41		590	624,127
3.85%, 11/01/42		950	1,078,244
3.55%, 03/22/51		222	237,177
2.99%, 10/30/56		155	145,706
3.70%, 03/22/61		1,378	1,475,919
			21,666,860
Electric Utilities — 6.6%
AEP Transmission Co. LLC, 3.80%, 06/15/49		90	103,881
AES Corp.
1.38%, 01/15/26(a)		980	970,385
2.45%, 01/15/31(a)		620	613,435
American Transmission Systems, Inc., 5.25%, 01/15/22(a)		400	409,582
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	220,789
3.20%, 09/15/49		250	261,533
2.90%, 06/15/50		20	19,911
DTE Electric Co.
3.70%, 03/15/45		143	163,318
3.95%, 03/01/49		200	241,767
Series A, 4.05%, 05/15/48		186	226,141
Duke Energy Carolinas LLC
3.75%, 06/01/45		420	474,768
3.95%, 03/15/48		200	234,956
3.20%, 08/15/49		681	714,145
Duke Energy Florida LLC
2.50%, 12/01/29		1,335	1,398,968
4.20%, 07/15/48		460	564,829
Duke Energy Progress LLC
6.30%, 04/01/38		48	69,436
4.10%, 03/15/43		100	118,536
4.15%, 12/01/44		10	12,070
3.70%, 10/15/46		70	79,030
3.60%, 09/15/47		400	445,084
Edison International, 2.40%, 09/15/22		1,265	1,287,361
Emera U.S. Finance LP, 0.83%, 06/15/24(a)		930	924,748
Entergy Arkansas LLC, 3.70%, 06/01/24		388	419,012
Entergy Corp.
0.90%, 09/15/25		925	912,644
2.80%, 06/15/30		275	286,208
Exelon Corp.
4.05%, 04/15/30		280	318,902
4.70%, 04/15/50		75	94,734
FirstEnergy Corp.
2.65%, 03/01/30		550	547,784
Series A, 3.35%, 07/15/22		970	986,005
Series B, 4.40%, 07/15/27		150	163,125
Series C, 7.38%, 11/15/31		284	388,941
FirstEnergy Transmission LLC, 4.35%, 01/15/25(a)		900	987,408
Florida Power & Light Co., 5.95%, 02/01/38		800	1,158,222
Interstate Power & Light Co., 3.25%, 12/01/24		350	376,364
Kentucky Utilities Co., 5.13%, 11/01/40		105	137,564

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.
3.65%, 04/15/29	USD	700	$ 791,520
4.25%, 07/15/49		675	848,426
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		525	590,822
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25		135	143,379
3.55%, 05/01/27		115	126,972
1.90%, 06/15/28		630	636,767
2.75%, 11/01/29		20	21,121
Northern States Power Co., 2.60%, 06/01/51		300	284,943
NRG Energy, Inc., 2.45%, 12/02/27(a)		580	583,730
Ohio Power Co.
1.63%, 01/15/31		165	158,153
6.60%, 03/01/33		675	927,221
4.00%, 06/01/49		225	264,424
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		370	418,393
5.30%, 06/01/42		243	334,987
3.75%, 04/01/45		350	404,275
4.10%, 11/15/48		100	121,829
3.80%, 06/01/49		200	237,666
3.10%, 09/15/49		200	210,259
3.70%, 05/15/50		210	246,523
5.35%, 10/01/52		417	606,880
Pacific Gas & Electric Co.
(3 mo. LIBOR US + 1.38%), 1.53%, 11/15/21(b)		1,685	1,688,452
1.37%, 03/10/23		995	995,046
4.25%, 08/01/23		250	264,864
3.45%, 07/01/25		975	1,021,977
3.30%, 12/01/27		965	991,925
4.45%, 04/15/42		345	341,566
4.00%, 12/01/46		136	127,286
4.95%, 07/01/50		864	888,682
PPL Electric Utilities Corp., 3.95%, 06/01/47		130	153,650
Progress Energy, Inc.
3.15%, 04/01/22		960	973,802
7.75%, 03/01/31		400	570,699
Public Service Co. of Colorado, 2.70%, 01/15/51		516	503,077
Southern California Edison Co.
1.10%, 04/01/24		1,135	1,142,817
2.25%, 06/01/30		265	260,557
4.00%, 04/01/47		148	155,681
2.95%, 02/01/51		175	158,464
Series B, 4.88%, 03/01/49		222	262,666
Series E, 3.70%, 08/01/25		400	435,679
Series H, 3.65%, 06/01/51		280	280,251
Tampa Electric Co.
4.30%, 06/15/48		182	223,771
3.45%, 03/15/51		170	186,233
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		357	385,926
Vistra Operations Co. LLC, 3.55%, 07/15/24(a)		800	844,697
Wisconsin Electric Power Co.
2.05%, 12/15/24		491	513,297
4.30%, 10/15/48		100	125,144
			37,786,085
Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25		360	374,317
Security		Par (000)	Value
Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25	USD	78	$ 86,213
2.92%, 03/01/30		810	841,711
			927,924
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26		365	406,416
2.75%, 12/15/29		317	330,325
4.90%, 12/15/30		735	895,414
2.00%, 05/18/32		45	43,836
1.88%, 02/01/33		355	335,584
4.85%, 04/15/49		165	212,568
American Tower Corp.
2.25%, 01/15/22		965	974,979
3.50%, 01/31/23		1,130	1,183,799
5.00%, 02/15/24		2,290	2,539,712
3.38%, 05/15/24		23	24,599
2.75%, 01/15/27		1,015	1,073,755
3.95%, 03/15/29		215	241,205
3.80%, 08/15/29		200	222,844
2.90%, 01/15/30		500	526,100
2.70%, 04/15/31		900	928,174
Boston Properties LP, 4.50%, 12/01/28		500	582,750
Camden Property Trust, 2.80%, 05/15/30		120	127,160
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		720	762,174
Crown Castle International Corp.
1.35%, 07/15/25		460	463,131
3.65%, 09/01/27		356	392,523
3.80%, 02/15/28		250	277,770
4.30%, 02/15/29		305	350,779
3.10%, 11/15/29		460	488,041
2.25%, 01/15/31		350	345,460
2.10%, 04/01/31		100	97,453
2.50%, 07/15/31		410	412,919
2.90%, 04/01/41		480	466,908
4.15%, 07/01/50		30	34,252
Duke Realty LP, 2.88%, 11/15/29		192	201,970
Equinix, Inc.
2.90%, 11/18/26		971	1,038,666
1.80%, 07/15/27		622	629,551
3.00%, 07/15/50		160	153,624
2.95%, 09/15/51		195	185,753
ERP Operating LP, 2.50%, 02/15/30		350	362,082
Healthpeak Properties, Inc., 3.00%, 01/15/30		279	295,622
Mid-America Apartments LP
3.60%, 06/01/27		23	25,600
1.70%, 02/15/31		120	113,981
Prologis LP, 2.25%, 04/15/30		360	367,704
Realty Income Corp., 3.25%, 06/15/29		319	345,729
Regency Centers LP, 4.13%, 03/15/28		250	280,915
UDR, Inc.
3.00%, 08/15/31		64	67,324
2.10%, 08/01/32		70	67,205
Ventas Realty LP, 3.00%, 01/15/30		455	475,547
VEREIT Operating Partnership LP
3.95%, 08/15/27		1,150	1,295,359
2.20%, 06/15/28		225	228,293
2.85%, 12/15/32		120	125,354
Welltower, Inc., 2.05%, 01/15/29		415	415,572
			21,416,481

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food & Staples Retailing — 2.2%
7-Eleven, Inc.
(3 mo. LIBOR US + 0.45%), 0.61%, 08/10/22(a)(b)	USD	1,165	$ 1,165,523
0.80%, 02/10/24(a)		925	922,710
0.95%, 02/10/26(a)		755	741,421
CVS Health Corp.
1.30%, 08/21/27		585	573,830
4.30%, 03/25/28		1,171	1,345,370
1.88%, 02/28/31		1,465	1,420,988
4.78%, 03/25/38		560	688,938
5.30%, 12/05/43		200	265,276
5.13%, 07/20/45		496	645,122
5.05%, 03/25/48		1,122	1,457,339
Kroger Co.
4.45%, 02/01/47		235	279,747
3.95%, 01/15/50		210	238,963
Walmart, Inc.
3.55%, 06/26/25		273	300,963
3.70%, 06/26/28		1,615	1,838,425
3.63%, 12/15/47		505	590,082
			12,474,697
Food Products — 0.3%
Cargill, Inc., 1.38%, 07/23/23(a)		495	504,176
General Mills, Inc.
2.88%, 04/15/30		120	127,118
3.00%, 02/01/51(a)		2	2,015
Kraft Heinz Foods Co.
3.00%, 06/01/26		657	699,662
4.88%, 10/01/49		385	467,371
			1,800,342
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories
3.75%, 11/30/26		566	639,200
4.75%, 11/30/36		385	495,754
4.75%, 04/15/43		117	155,088
Becton Dickinson and Co.
3.73%, 12/15/24		175	190,566
3.70%, 06/06/27		1,794	1,993,458
4.67%, 06/06/47		410	510,779
3.79%, 05/20/50		240	268,351
Medtronic, Inc., 4.63%, 03/15/45		230	301,716
			4,554,912
Health Care Providers & Services — 2.6%
Aetna, Inc.
2.80%, 06/15/23		350	364,267
3.50%, 11/15/24		656	709,664
3.88%, 08/15/47		200	223,672
Anthem, Inc.
2.38%, 01/15/25		35	36,653
2.25%, 05/15/30		294	296,528
4.65%, 01/15/43		47	58,557
5.10%, 01/15/44		298	391,995
3.13%, 05/15/50		290	294,427
Centene Corp.
4.25%, 12/15/27		315	331,931
2.45%, 07/15/28		375	380,062
3.38%, 02/15/30		220	229,970
3.00%, 10/15/30		315	323,593
2.50%, 03/01/31		415	409,294
Cigna Corp.
4.13%, 11/15/25		1,290	1,445,625
4.80%, 08/15/38		200	249,086
Security		Par (000)	Value
Health Care Providers & Services (continued)
Cigna Corp.
4.90%, 12/15/48	USD	220	$ 283,325
3.40%, 03/15/50		205	213,338
CommonSpirit Health
3.35%, 10/01/29		1,000	1,083,027
2.78%, 10/01/30		139	144,241
3.91%, 10/01/50		390	428,660
HCA, Inc.
5.00%, 03/15/24		785	867,366
5.38%, 09/01/26		430	494,822
5.50%, 06/15/47		825	1,074,498
5.25%, 06/15/49		360	458,889
3.50%, 07/15/51		985	984,551
Sutter Health
2.29%, 08/15/30		388	391,286
3.36%, 08/15/50		177	187,842
UnitedHealth Group, Inc.
2.30%, 05/15/31		375	384,032
3.50%, 08/15/39		324	362,099
2.75%, 05/15/40		215	217,732
4.63%, 11/15/41		645	821,569
4.75%, 07/15/45		382	500,400
4.25%, 06/15/48		40	49,594
3.70%, 08/15/49		150	171,724
3.25%, 05/15/51		195	208,020
3.88%, 08/15/59		41	48,626
			15,120,965
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp., 4.88%, 12/09/45		203	261,498
Household Durables — 0.4%
Lennar Corp., 4.88%, 12/15/23		880	957,871
Panasonic Corp., 2.54%, 07/19/22(a)		1,220	1,244,123
			2,201,994
Industrial Conglomerates — 0.6%
General Electric Co.
3.45%, 05/01/27		305	335,277
3.63%, 05/01/30		500	557,540
6.75%, 03/15/32		208	288,317
Honeywell International, Inc.
2.70%, 08/15/29		315	337,906
1.95%, 06/01/30		250	253,967
Roper Technologies, Inc.
1.00%, 09/15/25		255	253,709
1.75%, 02/15/31		175	168,164
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)		820	820,874
2.88%, 03/11/41(a)		545	562,976
			3,578,730
Insurance — 1.4%
Aflac, Inc., 1.13%, 03/15/26		1,300	1,302,174
Allstate Corp., Series B, 5.75%, 08/15/53		788	857,935
American International Group, Inc.
4.50%, 07/16/44		478	580,168
4.80%, 07/10/45		317	396,156
Aon Corp., 2.80%, 05/15/30		10	10,498
Aon PLC
4.00%, 11/27/23		1,760	1,886,345
4.60%, 06/14/44		150	187,729
Hartford Financial Services Group, Inc., 4.30%, 04/15/43		115	135,687

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	USD	600	$ 667,137
2.25%, 11/15/30		265	268,406
Prudential Financial, Inc.
3.94%, 12/07/49		100	116,860
4.35%, 02/25/50		425	532,798
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)		90	136,474
3.30%, 05/15/50(a)		365	376,506
Travelers Cos., Inc.
4.30%, 08/25/45		216	269,685
2.55%, 04/27/50		40	38,595
			7,763,153
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.90%, 08/15/40		510	463,639
2.05%, 08/15/50		230	202,956
Tencent Holdings Ltd., 3.84%, 04/22/51(a)		440	476,441
			1,143,036
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	229,912
3.15%, 02/09/51		535	522,556
Amazon.com, Inc.
3.15%, 08/22/27		1,705	1,883,833
3.88%, 08/22/37		100	119,245
4.05%, 08/22/47		295	359,854
2.50%, 06/03/50		250	236,225
3.10%, 05/12/51		590	619,755
2.70%, 06/03/60		150	143,670
3.25%, 05/12/61		400	421,540
Expedia Group, Inc.
3.60%, 12/15/23		1,220	1,296,572
6.25%, 05/01/25(a)		104	120,978
3.25%, 02/15/30		645	673,733
2.95%, 03/15/31		95	96,265
			6,724,138
IT Services — 1.4%
Fidelity National Information Services, Inc., 3.10%, 03/01/41		105	107,559
Fiserv, Inc.
3.80%, 10/01/23		1,100	1,177,262
2.75%, 07/01/24		170	179,347
4.40%, 07/01/49		156	188,161
Global Payments, Inc.
1.20%, 03/01/26		1,220	1,208,348
3.20%, 08/15/29		295	315,756
2.90%, 05/15/30		350	364,653
4.15%, 08/15/49		500	573,332
International Business Machines Corp.
4.15%, 05/15/39		376	446,822
4.25%, 05/15/49		670	827,332
Mastercard, Inc.
1.90%, 03/15/31		265	267,849
3.65%, 06/01/49		30	34,944
3.85%, 03/26/50		96	115,933
PayPal Holdings, Inc.
1.65%, 06/01/25		1,935	1,985,890
3.25%, 06/01/50		295	320,893
Visa, Inc., 3.65%, 09/15/47		30	35,132
			8,149,213
Security		Par (000)	Value
Machinery — 0.2%
Deere & Co., 3.75%, 04/15/50	USD	135	$ 163,211
Otis Worldwide Corp.
2.57%, 02/15/30		108	111,850
3.11%, 02/15/40		153	158,136
PACCAR Financial Corp., 2.65%, 04/06/23		470	488,752
			921,949
Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		255	340,850
6.48%, 10/23/45		1,260	1,735,249
5.75%, 04/01/48		200	254,548
5.13%, 07/01/49		378	450,160
4.80%, 03/01/50		925	1,062,408
3.70%, 04/01/51		320	316,501
3.85%, 04/01/61		500	490,748
Comcast Corp.
2.35%, 01/15/27		400	419,554
4.15%, 10/15/28		635	735,049
4.25%, 01/15/33		620	738,893
4.60%, 10/15/38		728	902,285
3.25%, 11/01/39		280	297,818
3.75%, 04/01/40		1,095	1,234,372
4.65%, 07/15/42		30	37,656
4.50%, 01/15/43		125	153,955
4.60%, 08/15/45		254	318,835
3.40%, 07/15/46		490	522,700
3.97%, 11/01/47		314	365,570
4.00%, 03/01/48		430	503,475
4.00%, 11/01/49		600	706,561
4.95%, 10/15/58		165	228,164
2.65%, 08/15/62		200	182,738
Discovery Communications LLC
2.95%, 03/20/23		182	189,374
3.80%, 03/13/24		500	536,227
Fox Corp., 3.05%, 04/07/25		125	133,845
Grupo Televisa SAB, 6.63%, 01/15/40		110	151,800
Interpublic Group of Cos., Inc.
3.75%, 10/01/21		85	85,742
4.75%, 03/30/30		3	3,542
3.38%, 03/01/41		245	254,171
NBCUniversal Media LLC, 4.45%, 01/15/43		130	159,456
Time Warner Cable LLC, 4.50%, 09/15/42		137	152,282
TWDC Enterprises 18 Corp., 4.13%, 06/01/44		65	78,347
ViacomCBS, Inc.
3.88%, 04/01/24		225	242,027
4.38%, 03/15/43		522	603,984
5.85%, 09/01/43		178	243,881
Walt Disney Co.
3.50%, 05/13/40		216	240,818
3.60%, 01/13/51		300	340,052
			15,413,637
Metals & Mining — 0.3%
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		168	228,303
Glencore Funding LLC, 4.13%, 05/30/23(a)		50	53,182
Newmont Corp.
2.80%, 10/01/29		80	84,286
2.25%, 10/01/30		300	299,181
Nucor Corp.
2.00%, 06/01/25		150	155,216
2.98%, 12/15/55(a)		13	12,563
Southern Copper Corp., 5.88%, 04/23/45		125	173,750

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.
2.40%, 06/15/25	USD	70	$ 73,199
1.65%, 10/15/27		380	378,725
3.25%, 10/15/50		180	179,361
			1,637,766
Multi-Utilities — 1.5%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		510	540,179
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		315	301,991
CMS Energy Corp., 3.00%, 05/15/26		310	331,500
Consumers Energy Co., 2.50%, 05/01/60		425	383,055
Dominion Energy, Inc.
3.90%, 10/01/25		650	718,742
3.38%, 04/01/30		200	217,782
NiSource, Inc.
0.95%, 08/15/25		250	247,921
3.60%, 05/01/30		175	193,761
5.25%, 02/15/43		55	72,445
4.38%, 05/15/47		364	435,637
ONE Gas, Inc., 1.10%, 03/11/24		1,300	1,300,897
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50		50	51,488
Sempra Energy, 3.40%, 02/01/28		2,125	2,334,989
Virginia Electric & Power Co.
4.00%, 01/15/43		260	305,216
4.60%, 12/01/48		40	51,647
3.30%, 12/01/49		191	205,924
Series B, 6.00%, 01/15/36		536	741,505
			8,434,679
Oil, Gas & Consumable Fuels — 9.0%
BP Capital Markets America, Inc.
3.19%, 04/06/25		560	603,401
3.59%, 04/14/27		250	276,789
3.94%, 09/21/28		46	52,437
4.23%, 11/06/28		644	746,778
1.75%, 08/10/30		245	239,053
3.06%, 06/17/41		960	967,261
2.94%, 06/04/51		95	90,951
3.38%, 02/08/61		55	55,292
BP Capital Markets PLC, 3.28%, 09/19/27		117	128,130
Cameron LNG LLC, 3.30%, 01/15/35(a)		420	450,990
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		2,010	2,303,599
Chevron Corp., 1.55%, 05/11/25		550	563,583
Chevron U.S.A., Inc.
5.05%, 11/15/44		88	118,004
4.95%, 08/15/47		266	358,555
4.20%, 10/15/49		114	140,402
Cimarex Energy Co., 4.38%, 06/01/24		310	337,413
ConocoPhillips
2.40%, 02/15/31(a)		80	81,883
4.85%, 08/15/48(a)		80	106,012
Devon Energy Corp.
5.25%, 10/15/27(a)		1,025	1,104,830
4.75%, 05/15/42		260	293,373
Diamondback Energy, Inc.
2.88%, 12/01/24		1,965	2,075,433
4.75%, 05/31/25		20	22,519
3.50%, 12/01/29		1,540	1,648,642
Eastern Gas Transmission & Storage, Inc., 4.60%, 12/15/44		100	116,899
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		485	505,616
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
(Secured Overnight Financing Rate + 0.40%), 0.44%, 02/17/23(b)	USD	340	$ 340,682
4.00%, 10/01/23		2,070	2,209,310
2.50%, 01/15/25		615	644,315
6.25%, 03/01/78		780	851,399
Energy Transfer LP
3.60%, 02/01/23		389	403,647
4.90%, 02/01/24		730	793,689
4.50%, 04/15/24		550	598,801
4.20%, 04/15/27		394	435,139
4.00%, 10/01/27		565	621,598
6.50%, 02/01/42		210	272,648
5.95%, 10/01/43		210	261,990
5.35%, 05/15/45		902	1,043,730
6.13%, 12/15/45		250	318,655
5.30%, 04/15/47		84	98,280
5.40%, 10/01/47		880	1,042,578
6.00%, 06/15/48		82	103,649
6.25%, 04/15/49		230	301,817
Series 5Y, 4.20%, 09/15/23		1,186	1,268,548
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22		1,691	1,762,794
Enterprise Products Operating LLC
5.95%, 02/01/41		196	270,228
5.70%, 02/15/42		114	152,789
4.45%, 02/15/43		1,044	1,234,574
4.25%, 02/15/48		229	262,165
4.80%, 02/01/49		406	499,663
4.20%, 01/31/50		240	276,817
EOG Resources, Inc., 4.38%, 04/15/30		225	266,358
Hess Corp.
4.30%, 04/01/27		600	667,779
5.60%, 02/15/41		617	770,186
5.80%, 04/01/47		396	516,000
HollyFrontier Corp., 2.63%, 10/01/23		640	661,747
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		800	1,129,488
6.95%, 01/15/38		100	142,926
5.00%, 03/01/43		150	180,881
Kinder Morgan, Inc.
3.15%, 01/15/23		2,295	2,388,067
5.55%, 06/01/45		350	453,117
5.05%, 02/15/46		475	576,794
3.60%, 02/15/51		300	305,346
Marathon Oil Corp.
4.40%, 07/15/27		744	842,665
5.20%, 06/01/45		60	71,965
Marathon Petroleum Corp.
4.50%, 05/01/23		1,465	1,562,355
4.75%, 09/15/44		151	178,412
MPLX LP
3.50%, 12/01/22		70	72,706
1.75%, 03/01/26		955	965,296
4.13%, 03/01/27		640	715,134
4.25%, 12/01/27		70	79,323
Occidental Petroleum Corp.
2.70%, 08/15/22		284	289,680
2.90%, 08/15/24		880	899,800
4.63%, 06/15/45		30	29,250
Ovintiv Exploration, Inc., 5.38%, 01/01/26		335	377,527

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
0.55%, 05/15/23	USD	580	$ 580,554
1.13%, 01/15/26		255	252,493
1.90%, 08/15/30		470	452,819
2.15%, 01/15/31		195	191,074
Plains All American Pipeline LP/PAA Finance Corp., 4.30%, 01/31/43		350	353,571
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		1,110	1,245,626
4.20%, 03/15/28		105	118,580
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		750	765,511
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	299,829
Valero Energy Corp.
2.70%, 04/15/23		820	850,125
1.20%, 03/15/24		1,000	1,008,652
2.85%, 04/15/25		160	169,652
Williams Cos., Inc.
4.50%, 11/15/23		511	553,177
3.75%, 06/15/27		791	878,771
			51,320,586
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(a)		270	321,266
Pharmaceuticals — 1.6%
Astrazeneca Finance LLC, 2.25%, 05/28/31		125	126,794
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		1,025	1,097,735
4.25%, 12/15/25(a)		215	239,584
Bristol-Myers Squibb Co., 2.90%, 07/26/24		160	170,686
Johnson & Johnson, 3.55%, 03/01/36		302	351,489
Merck & Co., Inc.
1.45%, 06/24/30		58	56,443
3.70%, 02/10/45		19	21,882
Pfizer, Inc.
3.45%, 03/15/29		335	376,785
3.90%, 03/15/39		38	45,467
2.55%, 05/28/40		150	150,845
2.70%, 05/28/50		605	601,888
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,445	1,512,162
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23		900	976,999
5.00%, 11/26/28		625	752,560
2.05%, 03/31/30		800	793,666
3.18%, 07/09/50		635	641,758
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		514	514,026
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		108	107,548
Wyeth LLC, 5.95%, 04/01/37		293	420,782
			8,959,099
Road & Rail — 1.5%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	497,308
4.40%, 03/15/42		235	290,688
4.90%, 04/01/44		415	552,601
Canadian Pacific Railway Co., 2.05%, 03/05/30		125	124,411
CSX Corp.
3.25%, 06/01/27		195	213,881
3.80%, 03/01/28		480	540,495
4.25%, 03/15/29		135	156,933
4.30%, 03/01/48		105	127,420
Security		Par (000)	Value
Road & Rail (continued)
CSX Corp.
4.75%, 11/15/48	USD	71	$ 91,837
3.80%, 04/15/50		20	22,781
Norfolk Southern Corp.
3.80%, 08/01/28		525	592,737
3.94%, 11/01/47		170	195,565
4.15%, 02/28/48		140	164,495
3.40%, 11/01/49		100	105,519
3.05%, 05/15/50		320	319,863
4.05%, 08/15/52		36	42,564
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	64,334
4.00%, 07/15/25(a)		2,045	2,252,153
Ryder System, Inc., 2.80%, 03/01/22		70	71,019
Union Pacific Corp.
4.05%, 03/01/46		105	121,092
4.50%, 09/10/48		215	267,610
3.80%, 10/01/51		164	187,546
3.95%, 08/15/59		159	184,942
3.84%, 03/20/60		814	926,736
3.55%, 05/20/61		200	214,566
2.97%, 09/16/62		100	96,099
			8,425,195
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.
2.50%, 12/05/21		340	342,623
2.95%, 04/01/25		155	165,841
Applied Materials, Inc., 3.30%, 04/01/27		705	779,178
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,323	1,461,886
Broadcom, Inc.
3.15%, 11/15/25		128	137,188
4.75%, 04/15/29		1,315	1,529,683
3.42%, 04/15/33(a)		1,592	1,671,861
3.47%, 04/15/34(a)		840	888,514
Intel Corp., 4.75%, 03/25/50		375	498,158
KLA Corp.
4.65%, 11/01/24		40	44,653
4.10%, 03/15/29		939	1,083,986
5.00%, 03/15/49		60	80,827
3.30%, 03/01/50		595	629,587
Lam Research Corp., 3.75%, 03/15/26		890	996,617
NVIDIA Corp., 3.50%, 04/01/40		340	385,653
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)		70	85,697
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29(a)		901	1,030,329
3.40%, 05/01/30(a)		400	434,708
2.50%, 05/11/31(a)		1,210	1,221,969
QUALCOMM, Inc.
4.30%, 05/20/47		365	460,833
3.25%, 05/20/50		100	107,985
			14,037,776
Software — 1.8%
Microsoft Corp.
3.45%, 08/08/36		143	165,322
2.53%, 06/01/50		1,580	1,552,320
2.92%, 03/17/52		604	641,054
Oracle Corp.
2.95%, 04/01/30		1,180	1,243,031
3.85%, 07/15/36		114	125,325
3.60%, 04/01/40		250	263,689
5.38%, 07/15/40		800	1,037,213

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp.
3.65%, 03/25/41	USD	408	$ 432,626
4.50%, 07/08/44		300	349,939
4.00%, 07/15/46		172	186,512
4.00%, 11/15/47		1,006	1,097,414
3.60%, 04/01/50		1,220	1,252,760
3.95%, 03/25/51		617	673,448
3.85%, 04/01/60		250	265,433
salesforce.com, Inc.
2.70%, 07/15/41		315	316,302
2.90%, 07/15/51		340	343,314
3.05%, 07/15/61		125	126,652
			10,072,354
Specialty Retail — 0.5%
Home Depot, Inc.
4.40%, 03/15/45		215	272,735
4.25%, 04/01/46		335	416,443
3.90%, 06/15/47		140	166,176
4.50%, 12/06/48		240	313,119
3.13%, 12/15/49		150	158,913
3.35%, 04/15/50		200	221,109
Lowe’s Cos., Inc.
3.70%, 04/15/46		485	532,878
4.55%, 04/05/49		199	247,984
3.00%, 10/15/50		760	749,305
			3,078,662
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.
2.20%, 09/11/29		25	25,991
3.85%, 05/04/43		481	571,590
4.38%, 05/13/45		775	988,077
4.65%, 02/23/46		400	530,771
3.85%, 08/04/46		730	868,582
3.75%, 09/12/47		200	235,812
2.65%, 02/08/51		515	503,451
Dell International LLC/EMC Corp.
6.02%, 06/15/26		450	540,237
8.35%, 07/15/46		480	785,090
HP, Inc., 1.45%, 06/17/26(a)		1,775	1,761,832
			6,811,433
Tobacco — 1.3%
Altria Group, Inc.
4.80%, 02/14/29		190	220,282
2.45%, 02/04/32		115	111,214
4.50%, 05/02/43		75	80,607
5.38%, 01/31/44		637	756,484
5.95%, 02/14/49		805	1,029,374
4.00%, 02/04/61		430	412,544
BAT Capital Corp.
4.70%, 04/02/27		2,200	2,486,007
3.56%, 08/15/27		454	486,167
2.26%, 03/25/28		300	297,750
4.39%, 08/15/37		170	183,308
Reynolds American, Inc.
5.70%, 08/15/35		875	1,056,679
7.00%, 08/04/41		70	91,967
			7,212,383
Trading Companies & Distributors — 0.7%
Air Lease Corp.
3.38%, 07/01/25		580	622,996
2.88%, 01/15/26		760	798,481
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Air Lease Corp.
1.88%, 08/15/26	USD	2,730	$ 2,732,110
3.00%, 02/01/30		135	136,934
			4,290,521
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV
3.63%, 04/22/29		250	275,047
4.38%, 04/22/49		525	643,880
Rogers Communications, Inc., 3.70%, 11/15/49		4	4,258
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		21	21,367
T-Mobile U.S.A., Inc.
3.50%, 04/15/25		220	238,446
3.88%, 04/15/30		455	508,608
4.38%, 04/15/40		495	580,288
3.00%, 02/15/41		165	162,965
4.50%, 04/15/50		365	434,618
3.30%, 02/15/51		265	264,563
Vodafone Group PLC
4.38%, 02/19/43		427	497,929
5.25%, 05/30/48		500	658,833
			4,290,802
Total Corporate Bonds — 87.8% (Cost: $480,125,385)			500,968,387
Foreign Agency Obligations
Norway — 0.1%
Equinor ASA, 2.88%, 04/06/25		375	400,736
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	541,660
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)		485	475,810
4.25%, 04/16/39(a)		200	223,490
			699,300
Total Foreign Agency Obligations — 0.3% (Cost: $1,615,181)			1,641,696
Foreign Government Obligations
Chile — 0.2%
Republic of Chile
3.10%, 05/07/41		570	573,135
3.50%, 01/25/50		710	744,302
			1,317,437
Colombia — 0.2%
Republic of Colombia, 4.50%, 03/15/29		1,050	1,142,728
Indonesia — 0.8%
Republic of Indonesia
3.75%, 04/25/22(a)		3,000	3,077,437
4.13%, 01/15/25(a)		350	386,597
3.50%, 01/11/28		975	1,063,238
			4,527,272
Israel — 0.0%
State of Israel, 3.88%, 07/03/50		250	290,125
Italy — 0.2%
Republic of Italy, 0.88%, 05/06/24		1,332	1,327,564

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico — 0.9%
United Mexican States
4.15%, 03/28/27	USD	1,393	$ 1,575,048
2.66%, 05/24/31		875	854,383
4.75%, 03/08/44		923	1,022,107
4.60%, 02/10/48		600	644,925
5.00%, 04/27/51		655	744,776
3.77%, 05/24/61		620	576,716
			5,417,955
Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		400	419,200
4.30%, 04/29/53		240	266,070
4.50%, 04/01/56		200	226,725
			911,995
Peru — 0.2%
Republic of Peru
3.30%, 03/11/41		140	141,610
2.78%, 12/01/60		860	766,367
			907,977
Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	485,595
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	362,014
Total Foreign Government Obligations — 2.9% (Cost: $15,841,099)			16,690,662
Municipal Bonds
California — 1.1%
City of San Francisco Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39		495	532,793
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	1,188,287
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,744,865
State of California, GO, 7.63%, 03/01/40		1,125	1,888,403
University of California, RB, 3.35%, 07/01/29		550	620,807
			5,975,155
Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,516,390
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	188,450
New York — 0.7%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,833,356
New York State Dormitory Authority RB, 3.11%, 02/15/39		590	636,952
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		1,040	1,366,186
			3,836,494
Texas — 0.0%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	213,169
Total Municipal Bonds — 2.1% (Cost: $9,112,512)			11,729,658
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 2.7%
Banks — 1.8%
BNP Paribas SA, 4.63%(a)(c)	USD	1,350	$ 1,405,377
Citigroup, Inc., 3.88%(c)		1,300	1,327,625
HSBC Holdings PLC
4.00%(c)		200	203,250
4.60%(c)		345	357,937
6.00%(c)		520	577,200
6.38%(c)		500	557,400
JPMorgan Chase & Co.
Series FF, 5.00%(c)		208	219,846
Series I, (3 mo. LIBOR US + 3.47%), 3.66%(b)(c)		244	244,610
Series S, 6.75%(c)		925	1,025,686
Lloyds Banking Group PLC, 7.50%(c)		380	444,600
Natwest Group PLC, 6.00%(c)		1,010	1,125,726
U.S. Bancorp, Series J, 5.30%(c)		1,075	1,212,062
Wells Fargo & Co.
3.90%(c)		340	352,002
Series U, 5.88%(c)		1,125	1,259,899
			10,313,220
Capital Markets — 0.6%
Charles Schwab Corp, Series I, 4.00%(c)		500	521,250
Charles Schwab Corp., Series H, 4.00%(c)		298	304,854
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.72%(b)(c)		95	95,076
Series H, 5.63%(c)		735	779,100
UBS Group AG, 3.88%(a)(c)		1,385	1,387,590
			3,087,870
Electric Utilities — 0.1%
Exelon Corp., 3.50%		785	804,818
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%(d)		490	491,401
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust
5.63%		359	388,617
5.88%		120	133,950
			522,567
Total Preferred Securities — 2.7% (Cost: $14,397,607)			15,219,876
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40		8,748	7,532,509
1.38%, 11/15/40 - 08/15/50		1,252	1,097,116
2.38%, 11/15/49		868	923,539
2.00%, 02/15/50		77	75,941
1.63%, 11/15/50		421	378,380
1.88%, 02/15/51		1,256	1,198,695
U.S. Treasury Notes
1.75%, 04/30/22		409	414,960
0.13%, 09/15/23		600	597,797
1.13%, 02/15/31		1,021	991,168
Total U.S. Treasury Obligations — 2.3% (Cost: $14,236,099)			13,210,105
Total Long-Term Investments — 98.1% (Cost: $535,327,883)			559,460,384

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(e)	5,547,304	$ 5,547,304
		Par (000)
U.S. Treasury Obligations(f) — 0.5%
U.S. Treasury Bills, 0.08%, 06/16/22	USD	3,000	2,997,812
Total Short-Term Securities — 1.5% (Cost: $8,545,058)			8,545,116
Total Investments — 99.6% (Cost: $543,872,941)			568,005,500
Other Assets Less Liabilities — 0.4%			2,547,455
Net Assets — 100.0%			$ 570,552,955
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	23	09/21/21	$ 3,697	$ 26,842
U.S. Treasury Notes (10 Year)	38	09/21/21	5,035	11,166
U.S. Ultra Treasury Bonds	58	09/21/21	11,176	323,638
U.S. Ultra Treasury Notes (10 Year)	13	09/21/21	1,914	6,201
U.S. Treasury Notes (2 Year)	49	09/30/21	10,796	(12,523)
				355,324
Short Contracts
U.S. Treasury Notes (5 Year)	148	09/30/21	18,268	28,754
				$ 384,078
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.36.V1	1.00%	Quarterly	06/20/26	USD	10,292	$ (265,109)	$ (240,211)	$ (24,898)

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series C Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 500,968,387	$ —	$ 500,968,387
Foreign Agency Obligations	—	1,641,696	—	1,641,696
Foreign Government Obligations	—	16,690,662	—	16,690,662
Municipal Bonds	—	11,729,658	—	11,729,658
Preferred Securities	—	15,219,876	—	15,219,876
U.S. Treasury Obligations	—	13,210,105	—	13,210,105
Short-Term Securities
Money Market Funds	5,547,304	—	—	5,547,304
U.S. Treasury Obligations	—	2,997,812	—	2,997,812
	$ 5,547,304	$ 562,458,196	$ —	$ 568,005,500
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 396,601	$ —	$ —	$ 396,601
Liabilities
Credit Contracts	—	(24,898)	—	(24,898)
Interest Rate Contracts	(12,523)	—	—	(12,523)
	$ 384,078	$ (24,898)	$ —	$ 359,180
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
RB	Revenue Bonds